TANGIBLE ASSETS - Carrying Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 6,588,483
Property, plant and equipment	8,950,411	$ 6,588,483
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,668,799	9,355,172	$ 9,054,173
Effects of amendments in accounting policies by rights of use	2,274,285
Purchases or capitalized expenses	1,003,782	631,509	582,197
Withdrawals / Sales	(455,463)	(492,869)	(425,279)
Changes in fair value	38,511	60,021	60,178
Revaluation of investment properties	5,288
Transfers to/from non-current assets held for sale	13,940	21,054	102,056
Effect of movement in exchange rates	104,947	120,766	(65,404)
Reclassifications	134,936	(26,854)	47,251
Property, plant and equipment	12,789,025	9,668,799	9,355,172
Gross carrying amount | Pizano and Banco Corficolombiana Panama [member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales		(114,099)
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,074,412)	(2,693,773)	(2,492,071)
Effects of amendments in accounting policies by rights of use	(56,905)
Withdrawals / Sales	240,213	165,922	276,840
Transfers to/from non-current assets held for sale	1,069
Effect of movement in exchange rates	(25,178)	(63,058)	20,881
Reclassifications	(79,447)	(4,897)	(35,531)
Depreciation, property, plant and equipment	(839,105)	(478,606)	(463,892)
Property, plant and equipment	(3,833,765)	(3,074,412)	(2,693,773)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,904)	(7,393)	(2,587)
Year impairment charge			(4,806)
Withdrawals / Year impairment charge	1,055	1,489
Property, plant and equipment	(4,849)	(5,904)	(7,393)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	836,324
Property, plant and equipment	928,566	836,324
Investment property [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	836,324	783,794	610,188
Purchases or capitalized expenses	116,702	61,300	84,036
Withdrawals / Sales	(68,989)	(78,684)	(28,431)
Changes in fair value	19,597	39,415	46,675
Revaluation of investment properties	5,288
Transfers to/from non-current assets held for sale	21,722	19,719	101,469
Reclassifications	(2,078)	10,780	(30,143)
Property, plant and equipment	928,566	836,324	783,794
Investment property [member] | Accumulated impairment | Pizano and Banco Corficolombiana Panama [member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales		3,064
Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	84,206
Property, plant and equipment	104,857	84,206
Biological assets [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	84,206	66,139	48,002
Purchases or capitalized expenses	20,559	20,900	24,409
Withdrawals / Sales	(18,822)	(23,343)	(19,775)
Changes in fair value	18,914	20,606	13,503
Reclassifications		(96)
Property, plant and equipment	104,857	84,206	66,139
Biological assets [member] | Gross carrying amount | Pizano and Banco Corficolombiana Panama [member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals / Sales		(4,225)
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,663,743
Property, plant and equipment	5,783,234	5,663,743
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,740,485	8,497,557	8,388,936
Effects of amendments in accounting policies by rights of use	(91,604)
Purchases or capitalized expenses	671,219	547,668	470,650
Withdrawals / Sales	(287,264)	(389,303)	(374,606)
Transfers to/from non-current assets held for sale	(7,782)	1,335	587
Effect of movement in exchange rates	54,794	120,766	(65,404)
Reclassifications	143,507	(37,538)	77,394
Property, plant and equipment	9,223,355	8,740,485	8,497,557
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,070,841)	(2,690,167)	(2,487,188)
Effects of amendments in accounting policies by rights of use	25,446
Withdrawals / Sales	231,892	164,541	274,804
Transfers to/from non-current assets held for sale	1,069
Effect of movement in exchange rates	(25,950)	(63,058)	20,881
Reclassifications	(83,564)	(4,897)	(35,531)
Depreciation, property, plant and equipment	(513,357)	(477,260)	(463,133)
Property, plant and equipment	(3,435,305)	(3,070,841)	(2,690,167)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,901)	(7,393)	(2,499)
Year impairment charge			(4,894)
Withdrawals / Year impairment charge	1,085	1,492
Property, plant and equipment	(4,816)	(5,901)	(7,393)
Property, plant and equipment subject to operating leases, IAS 17 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,210
Property, plant and equipment	8,196	4,210
Property, plant and equipment subject to operating leases, IAS 17 [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,784	7,682	7,047
Purchases or capitalized expenses	7,468	1,641	3,102
Withdrawals / Sales	(310)	(1,539)	(2,467)
Reclassifications	(1,671)
Property, plant and equipment	13,271	7,784	7,682
Property, plant and equipment subject to operating leases, IAS 17 [member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,571)	(3,606)	(4,883)
Withdrawals / Sales	19	1,381	2,036
Reclassifications	1,062
Depreciation, property, plant and equipment	(2,552)	(1,346)	(759)
Property, plant and equipment	(5,042)	(3,571)	(3,606)
Property, plant and equipment subject to operating leases, IAS 17 [member] | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3)		(88)
Year impairment charge			$ 88
Withdrawals / Year impairment charge	(30)	(3)
Property, plant and equipment	(33)	$ (3)
Property, plant and equipment subject to operating leases [member] | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,125,558
Property, plant and equipment subject to operating leases [member] | Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Effects of amendments in accounting policies by rights of use	2,365,889
Purchases or capitalized expenses	187,834
Withdrawals / Sales	(80,078)
Effect of movement in exchange rates	50,153
Reclassifications	(4,822)
Property, plant and equipment	2,518,976
Property, plant and equipment subject to operating leases [member] | Right of use assets | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Effects of amendments in accounting policies by rights of use	(82,351)
Withdrawals / Sales	8,302
Effect of movement in exchange rates	772
Reclassifications	3,055
Depreciation, property, plant and equipment	(323,196)
Property, plant and equipment	$ (393,418)